Net Income - Impairment Loss (Reversal of Impairment Loss) on Financial Instruments and Non-financial Assets (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Abstract]
Contract assets	$ 0		$ 1,000,000	$ (2,000,000)
Trade notes and accounts receivable	123,000,000		49,000,000	(54,000,000)
Other receivables	20,000,000		(5,000,000)	(69,000,000)
Inventories	207,000,000	$ 7	1,161,000,000	475,000,000
Property, plant and equipment	0		0	93,000,000
Right-of-use assets	420,000,000	15	0	0
Investment properties	(83,000,000)	(3)	(27,000,000)	(57,000,000)
Intangible assets	29,000,000	1	9,000,000	9,000,000
Other assets	$ 0	$ 0	$ 0	$ 44,000,000